Trade Payables	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade payables

23.	Trade Payables
The Company has entered into supplier finance arrangements with its third party suppliers and third party banks. As a result of these arrangements, the supplier:
•transfers the credit risk;
•can obtain payment at an earlier date than original terms; and
•can gain attractive funding based on Stellantis’ credit worthiness.
Participation in the arrangement is at the suppliers’ discretion. Terms of the original contracts between Stellantis and the supplier do not change as a result of these transactions, and there is no agreement with the debtor to extend payment terms.
The following table summarizes the carrying amount of liabilities that are part of supplier finance arrangements at December 31, 2025 and 2024:

(€ million)	At December 31, 2025	At December 31, 2024
Presented within trade payables	1,066	873
Of which suppliers have received payment	964	817
The following table summarizes the range of payment due dates at December 31, 2025 and 2024:

(days)	At December 31, 2025	At December 31, 2024
Liabilities that are part of the arrangement	30-90	45-90
Comparable trade payables that are not part of an arrangement(1)	30-60	30-60
(1) Except for Enlarged Europe, Middle East and Africa which has 60-90 days payment terms